FRANKLIN TEMPLETON GROUP
                             777 Mariners Island Blvd.
                              San Mateo, CA 94404


August 3, 2000

Filed Via EDGAR (CIK #0000916488)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  TEMPLETON GLOBAL INVESTMENT TRUST
           File Nos. 33-73244 and 811-8226

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 27, 2000.


Sincerely yours,

TEMPLETON GLOBAL
  INVESTMENT TRUST



/s/DAVID P. GOSS

David P. Goss
Counsel